Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000050720
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Class K Shares
Trading Symbol	BLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$17	0.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
AssetsNet	$ 801,020,867
Holdings Count | Holding	1,838
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050721
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Institutional Shares
Trading Symbol	BLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[2]
AssetsNet	$ 801,020,867
Holdings Count | Holding	1,838
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000050722
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor A Shares
Trading Symbol	BLADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[3]
AssetsNet	$ 801,020,867
Holdings Count | Holding	1,838
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000174022
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Income Fund
Class Name	Investor C Shares
Trading Symbol	BMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[4]
AssetsNet	$ 801,020,867
Holdings Count | Holding	1,838
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$801,020,867
Number of Portfolio Holdings...
1,838
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
26.6%
Investment Companies...
21.8
Floating Rate Loan Interests...
13.6
Common Stocks...
12.6
Asset-Backed Securities...
11.0
Equity-Linked Notes...
7.3
Non-Agency Mortgage-Backed Securities...
6.8
Foreign Government Obligations...
0.1
Preferred Securities...
0.1
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
11.7%
AA/Aa...
18.3
A...
21.0
BBB/Baa...
20.7
BB/Ba...
5.4
B...
7.8
CCC/Caa...
0.3
CC/Ca...
0.1
N/R...
14.7
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000220895
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Institutional Shares
Trading Symbol	BRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 13	[5]
Expense Ratio, Percent	0.25%	[5],[6]
AssetsNet	$ 4,573,555
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.5%
Short-Term Securities...
1.5

C000220896
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2030 Fund
Class Name	Investor A Shares
Trading Symbol	BRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26Footnote Reference(a)	0.50%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 26	[7]
Expense Ratio, Percent	0.50%	[7],[8]
AssetsNet	$ 4,573,555
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.5%
Short-Term Securities...
1.5

C000220897
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Institutional Shares
Trading Symbol	BRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	On May 20, 2025, the Fund's Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective July 11, 2025, the Fund no longer accepted purchase orders and the Fund was terminated on July 18, 2025.
Material Fund Change Notice [Text Block]
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13Footnote Reference(a)	0.25%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 13	[9]
Expense Ratio, Percent	0.25%	[9],[10]
AssetsNet	$ 4,738,169
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.4%
Short-Term Securities...
1.6

C000220898
Shareholder Report [Line Items]
Fund Name	BlackRock Retirement Income 2040 Fund
Class Name	Investor A Shares
Trading Symbol	BRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Retirement Income 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	On May 20, 2025, the Fund's Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective July 11, 2025, the Fund no longer accepted purchase orders and the Fund was terminated on July 18, 2025.
Material Fund Change Notice [Text Block]
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$26Footnote Reference(a)	0.50%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 26	[11]
Expense Ratio, Percent	0.50%	[11],[12]
AssetsNet	$ 4,738,169
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.4%
Short-Term Securities...
1.6

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.